Equity Method Investment	3 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

NOTE 10 – EQUITY METHOD INVESTMENT

In January 2019, Trxade Group, Inc. through its wholly owned subsidiary Alliance Pharma Solution, LLC (Alliance) entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). SyncHealth is owned by PanOptic Health, LLC (PanOptic) and Alliance. Alliance contributed $250,000 for the acquisition of a 49% equity interest in SyncHealth and the option to acquire the remaining ownership from PanOptic shareholders. Prior to March 31, 2019, $210,000 was paid with the remaining $40,000 paid in April 2019. Pursuant to the operating agreement, PanOptic owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of SyncHealth’s membership units on  May 1, 2019, an additional 6% on August 1, 2019 and an additional 7% on November 1, 2019 and at Alliance’s option, the 51% balance on January 31, 2020, upon transfer of Trxade Group, Inc. stock between 2,273,329 and 14,776,638 based on 2018 Gross Revenue Quotas.

In accordance with ASC 323-10 Investments – Equity Method and Joint Ventures – the equity method for accounting has been implemented.

For the three months ended March 31, 2019, the Company recorded its equity share in the losses of SyncHealth amounting to $28,972.